Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-40352
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Genius Sports Ltd
Entity Central Index Key	0001834489
Document Annual Report	false
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	true
Trading Symbol	GENI
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	Y7
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Address, Country	DE
Warrant [Member]
Document Information [Line Items]
Trading Symbol	GENI WS
Title of 12(b) Security	Warrants
Security Exchange Name	NYSE